Financial assets at fair value through profit or loss (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Disclosure Of Financial Instruments At Fair Value Through Profit Or Loss [Line Items]
Current financial assets at fair value through profit or loss	¥ 140,294	$ 21,501	¥ 122,224
Other Investments
Disclosure Of Financial Instruments At Fair Value Through Profit Or Loss [Line Items]
Non-current financial assets at fair value through profit or loss	19,609
Wealth Management Products
Disclosure Of Financial Instruments At Fair Value Through Profit Or Loss [Line Items]
Current financial assets at fair value through profit or loss	130,002		¥ 122,224
Other equity securities
Disclosure Of Financial Instruments At Fair Value Through Profit Or Loss [Line Items]
Current financial assets at fair value through profit or loss	¥ 10,292